Other Comprehensive Income (loss)	12 Months Ended
Dec. 31, 2011
Other Comprehensive Income (loss) [Abstract]
Other Comprehensive Income (loss)
10.	Other Comprehensive Income (loss)

The Company has developed the following table which includes the tax effects of the components of other comprehensive income (loss). Other comprehensive income (loss) consists mainly of net unrealized gain (loss) on securities available for sale and the net fair value adjustment on derivatives. Other comprehensive income (loss) and related tax effects for the years ended December 31 consists of:

(Dollar amounts in thousands)	2011	2010	2009
Net income before noncontrolling interest:	$15,821	$14,664	$11,665
Other comprehensive income (loss)—net of tax (benefit) expense
Fair value adjustment on securities available for sale, net of tax expense (benefit) of $4,299 in 2011, ($3,010) in 2010 and $8,180 in 2009	7,983	(5,843)	15,878
Securities (gains) losses reclassified into earnings, net of tax benefit (expense) of ($172) in 2011, $421 in 2010 and $126 in 2009	(319)	818	245
Noncredit related security losses, net of tax benefit of $192 in 2011 and $204 in 2010	(356)	(396)	-
Pension and postretirement amortization, net of tax expense of $64 in 2011, $63 in 2010 and $54 in 2009	119	122	104
Adjustment to minimum pension liability of the SERP plan, net of tax (benefit) expense of ($79) in 2011, $1 in 2010 and ($87) in 2009.	(147)	1	(169)
Fair value adjustment on derivatives, net of tax (benefit) expense ($921) in 2011, ($1,044) in 2010 and $72 in 2009.	(1,710)	(2,026)	141

Other comprehensive income (loss)	5,570	(7,324)	16,199

Comprehensive income	$21,391	$7,340	$27,864

The components of AOCI, net of tax as of year-end were as follows:

(Dollar amounts in thousands)	2011	2010
Net unrealized gain on securities available for sale	$25,101	$17,794
Accumulated loss on effective cash flow hedging derivatives	(3,596)	(1,886)
Net unrecognized pension cost	(601)	(574)

Total	$20,904	$15,334